UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $109,891 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2386    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     3671    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                  026874107    14235   176828 SH       SOLE                   176828
AOL TIME WARNER             cs                  00184A105     1672    41650 SH       SOLE                    41650
CISCO SYSTEMS               cs                  17275R102     8204   518832 SH       SOLE                   518832
COCA COLA                   cs                  191216100     4830   106950 SH       SOLE                   106950
COMPAQ                      cs                  204493100     5863   322118 SH       SOLE                   322118
DISNEY WALT                 cs                  254687106     6079   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     4170    54400 SH       SOLE                    54400
EMC                         cs                  26873N108     1140    38775 SH       SOLE                    38775
GENERAL ELECTRIC            cs                  369604103    13280   317250 SH       SOLE                   317250
HOME DEPOT                  cs                  437076102     3673    85225 SH       SOLE                    85225
INTEL CORP.                 cs                  458140100    13872   527200 SH       SOLE                   527200
JP MORGAN CHASE             cs                  46624E405     3115    69375 SH       SOLE                    69375
LEHMAN BROS.                cs                  524903100     1602    25550 SH       SOLE                    25550
MICROSOFT                   cs                  594918104      305     5575 SH       SOLE                     5575
MOTOROLA INC.               cs                  620076109     1620   113625 SH       SOLE                   113625
NOKIA                       cs                  654902204     3168   132000 SH       SOLE                   132000
PFIZER                      cs                  717081103    10718   261723 SH       SOLE                   261723
TEXAS INSTRUMENTS           cs                  882508104     2269    73250 SH       SOLE                    73250
WORLDCOM INC.               cs                  98157D106     4019   215050 SH       SOLE                   215050